Tax - Tax included within the statement of financial position (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	£ 4,479	£ 4,634
Exchange adjustments and other	(268)	481
Charged/(credited) to income statement	(1,084)	121
Charged to other comprehensive income and equity	509	316
Disposal of UK Gas Distribution		(1,073)
Deferred tax liability (asset) end of period	3,636	4,479
Accelerated tax depreciation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	7,074	7,063
Exchange adjustments and other	(559)	681
Charged/(credited) to income statement	(1,641)	402
Charged to other comprehensive income and equity	0	0
Disposal of UK Gas Distribution		(1,072)
Deferred tax liability (asset) end of period	4,874	7,074
Share- based payments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	(12)	(14)
Exchange adjustments and other	0	1
Charged/(credited) to income statement	2	0
Charged to other comprehensive income and equity	1	1
Disposal of UK Gas Distribution		0
Deferred tax liability (asset) end of period	(9)	(12)
Pensions and other post- retirement benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	(747)	(1,038)
Exchange adjustments and other	69	(144)
Charged/(credited) to income statement	(55)	177
Charged to other comprehensive income and equity	530	264
Disposal of UK Gas Distribution		(6)
Deferred tax liability (asset) end of period	(203)	(747)
Financial instruments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	9	(53)
Exchange adjustments and other	1	(7)
Charged/(credited) to income statement	12	23
Charged to other comprehensive income and equity	(1)	46
Disposal of UK Gas Distribution		0
Deferred tax liability (asset) end of period	21	9
Other net temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	(1,845)	(1,324)
Exchange adjustments and other	221	(50)
Charged/(credited) to income statement	598	(481)
Charged to other comprehensive income and equity	(21)	5
Disposal of UK Gas Distribution		5
Deferred tax liability (asset) end of period	(1,047)	(1,845)
Net operating losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Charged/(credited) to income statement	(293)
Deferred tax liability (asset) end of period	(390)
Environmental provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) end of period	(378)
Internal Revenue Service (IRS) | Other net temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Exchange adjustments and other	£ 43	£ 143